Assets and Liabilities Measured at Fair Value (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 9,157,845	$ 10,204,828
Liabilities	1,325,799	1,552,492
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,633,806	1,828,760
Liabilities	1,266,912	1,460,380
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	20,716	49,333
Liabilities	50,263	62,201
Recurring basis
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,798,563	2,038,694
Liabilities	5,587,625	6,176,546
Recurring basis | Investment Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	4,824,055	5,439,621
Recurring basis | Other Long Term Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	763,570	736,925
Recurring basis | Commercial Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	852,034	1,044,531
Recurring basis | Policy Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	176,782	178,437
Recurring basis | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,177	78,801
Recurring basis | Vehicle Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	763,570	736,925
Recurring basis | Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,177	78,801
Recurring basis | Quoted prices in active markets for identical assets (Level 1) | Cash and Cash Equivalents
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	6,177	78,801
Recurring basis | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	1,792,386	1,959,893
Liabilities	5,587,625	6,176,546
Recurring basis | Significant unobservable inputs (Level 3) | Investment Contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	4,824,055	5,439,621
Recurring basis | Significant unobservable inputs (Level 3) | Other Long Term Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Liabilities	763,570	736,925
Recurring basis | Significant unobservable inputs (Level 3) | Commercial Mortgage Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	852,034	1,044,531
Recurring basis | Significant unobservable inputs (Level 3) | Policy Loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	176,782	178,437
Recurring basis | Significant unobservable inputs (Level 3) | Vehicle Note
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets	$ 763,570	$ 736,925